Stockholders’ Equity (Deficit)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders’ Equity (Deficit)

NOTE 14 – STOCKHOLDERS’ DEFICIT

Series A Preferred Stock

Effective May 3, 2018, the Company’s Board of Directors authorized and designated 75 shares of the Company’s Preferred Stock as Series A Preferred Stock. Each share of the Series A Preferred Stock is entitled to a liquidation preference of $1,000 per share and is convertible into 1,000 shares of the Company’s common stock. The holders of a majority of the Series A Preferred Stock are entitled to elect up to four (4) directors to the Company’s board of directors and have preferential rights in regard to the election of Series A directors. In all other voting matters, the holders of Series A Preferred Stock are entitled to cast 1,000 votes per share.

Series B Preferred Stock

Effective May 3, 2018, the Company’s Board of Directors authorized and designated 75 shares of the Company’s Preferred Stock as Series B Preferred Stock. Each share of the Series B Preferred Stock is entitled to a liquidation preference of $1,000 per share and is convertible into 1,000 shares of the Company’s common stock. The holders of a majority of the Series B Preferred Stock are entitled to elect up to three (3) directors to the Company’s board of directors and have preferential rights in regard to the election of Series B directors. In all other voting matters, the holders of Series B Preferred Stock are entitled to cast 1,000 votes per share.

Common Stock

The Company is authorized to issue 200,000,000 shares of common stock, par value of $0.0001 per share. All common stock shares have equal voting rights, are non-assessable and have one vote per share. Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they choose to do so, elect all of the directors of the Company, subject to the rights of the preferred stockholders.

On April 28, 2020, the Company executed an intellectual property rights purchase and transfer agreement whereby this agreement grants certain IP to the Company. In connection with the execution of this agreement, the Company issued 25,000 shares of the Company’s common stock at $0.53 a share to the research organization.

As of June 30, 2020 and December 31, 2019, there were 74,250,151 and 74,225,141 shares of common stock issued and outstanding, respectively.

Stock Options

On September 1, 2017, the Company entered into an agreement for consulting services. As compensation the Company granted options to purchase 100,000 shares of common stock at a price of $2.00 per share and are exercisable for five years. The stock option vests in equal monthly installments of 24 months. These options were valued at $20,154 using a Black-Scholes options pricing model. For the three months ended June 30, 2020 and 2019, the Company recorded $0 and $2,519, respectively. For the six months ended June 30, 2020 and 2019, the Company recorded $0 and $5,038, respectively, as stock based compensation which is included in the general and administrative expenses in the condensed consolidated statement of operations. The remaining expense outstanding for future periods is $0.

On May 4, 2020, the Company granted options to purchase 6,050,000 shares of common stock at a price of $0.57 per share to certain directors and employees of the Company (including our named executive officers) and are exercisable for ten years. One quarter of these options vest on the grant day, and the remainder of the options vest equally over thirty six (36) months starting January 1, 2020. These options were valued at $3,152,050 using a Black-Scholes Options Pricing Model. For the three and six months ended June 30, 2020, the Company recorded $947,569, respectively, as stock-based compensation and $234,450, respectively, as research and development expense, which are included in the general and administrative and research and development expenses in the condensed consolidated statement of operations. The remaining expense outstanding through December 31, 2022 is $1,970,031.

The fair value of the options is estimated using a Black-Scholes Options Pricing Model with the following assumptions:

Market value of common stock on issuance date	$0.40 - 0.57
Exercise price	$0.57 - 2.00
Expected volatility	100% - 138%
Expected term (in years)	5 - 10
Risk-free interest rate	0.64% – 1.73
Expected dividend yields	—

On August 14, 2019, the Board authorized the Kannalife, Inc. 2019 Equity Incentive Plan (the “2019 Plan”) in order to facilitate the grant of cash and equity incentives to directors, employees (including our named executive officers) and consultants of our company and certain of its affiliates and to enable our company and certain of its affiliates to obtain and retain services of these individuals, which is essential to our long-term success. Our 2019 Plan allows for the grant of a variety of equity vehicles to provide flexibility in implementing equity awards, including incentive stock options, non-qualified stock options, restricted stock grants, unrestricted stock grants and restricted stock units. A total of 7,500,000 shares of common stock were authorized under the 2019 Plan, which was amended to 11,500,000 shares of common stock, for which as of June 30, 2020 a total of 6,050,000 are outstanding.

The following is a summary of outstanding and exercisable options:

	Number of Shares	Weighted Average Exercise Price
Balance at December 31, 2019	100,000	$2.00
Issued	6,050,000	0.57
Expired	—	—
Balance at June 30, 2020	6,150,000	$0.59

At June 30, 2020, 2,368,750 options for common stock were exercisable and the intrinsic value of these options was $1,202,438.

At June 30, 2020, the weighted average remaining contractual life was 9.52 years for options outstanding.

Warrants

In December 2019, the Company entered into a Securities Purchase Agreement with an investor pursuant to which the Company agreed to sell the investor a $100,000 convertible note bearing interest at 8% per annum. The Company also sold warrants to the investors to purchase up to an aggregate of 100,000 shares of common stock, with an exercise term of three (3) years, at a per share purchase price of one hundred twenty five percent (125%) of the voluntary or involuntary conversion price of the Company’s 8% convertible note. The warrants were deemed as a derivative liability and was recorded as a debt discount at date of issuance. See Note 10.

In January and February 2020, the Company entered into a Securities Purchase Agreement with investors pursuant to which the Company agreed to sell the investors a $100,000 and $50,000 convertible note bearing interest at 8% per annum, respectively. The Company also sold warrants to the investors to purchase up to an aggregate of 100,000 and 50,000 shares of common stock, respectively, with an exercise term of three (3) years, at a per share purchase price of one hundred twenty five percent (125%) of the voluntary or involuntary conversion price of the Company’s 8% convertible note. The warrants were deemed as a derivative liability and was recorded as a debt discount at date of issuance. See Note 10.

On June 8, 2020, the Company entered into a Securities Purchase Agreement, dated as of June 2, 2020 (the “Purchase Agreement”) with an accredited investor pursuant to which the investor purchased a 12% unsecured convertible promissory note (the “12% Note”) from the Company. In connection with the Purchase Agreement and the 12% Note, the Company issued a common stock purchase warrant to purchase 36,666 shares of the Company’s common stock at $0.75 per share which may be exercised by cashless exercise, exercisable for a period of three years. The warrants were deemed as a derivative liability and was recorded as a debt discount at date of issuance. See Note 10.

On June 23, 2020, the Company entered into a Securities Purchase Agreement, dated as of June 19, 2020 with an accredited investor pursuant to which the Investor purchased a 12% convertible promissory note from the Company. In connection with the securities purchase agreement and the note, the Company issued two common stock purchase warrants each to purchase 115,385 shares of the Company’s common stock at $1.30 per share which may be exercised by cashless exercise, exercisable for a period of five years. One of the warrants is to be issued only in the case of default on the note. The warrants were deemed as a derivative liability and was recorded as a debt discount at date of issuance. See Note 10.

The following is a summary of outstanding and exercisable warrants:

	Number of Shares	Weighted Average Exercise Price
Balance at December 31, 2019	100,000	$3.26
Issued	302,051	1.71
Expired	—	—
Balance at June 30, 2020	402,051	$1.11

At June 30, 2020, 402,051 warrants for common stock were exercisable and the intrinsic value of these warrants was $18,146.

At June 30, 2020, the weighted average remaining contractual life was 3.25 years for warrants outstanding.

NOTE 14 – STOCKHOLDERS’ EQUITY (DEFICIT)

Series A Preferred Stock – Kannalife Pre-Share Exchange

In July 2018, prior to the Share Exchange, the Company converted 4,893,510 shares of preferred stock into 4,893,510 shares of common stock (on a post-Share Exchange basis).

Series A Preferred Stock

Effective May 3, 2018, the Company’s Board of Directors authorized and designated 75 shares of the Company’s Preferred Stock as Series A Preferred Stock. Each share of the Series A Preferred Stock is entitled to a liquidation preference of $1,000 per share and is convertible into 1,000 shares of the Company’s common stock. The holders of a majority of the Series A Preferred Stock are entitled to elect up to four (4) directors to the Company’s board of directors and any annual or special meeting and have preferential rights in regard to the election of Series A directors. In all other voting matters, the holders of Series A Preferred Stock are entitled to cast 1,000 votes per share.

In July 2018, the Company issued 75 shares of Series A Preferred Stock, to Naturewell, Inc., an entity controlled by the former CEO of TYG Solutions Corp. in exchange for $75,000.

Series B Preferred Stock

Effective May 3, 2018, the Company’s Board of Directors authorized and designated 75 shares of the Company’s Preferred Stock as Series B Preferred Stock. Each share of the Series B Preferred Stock is entitled to a liquidation preference of $1,000 per share and is convertible into 1,000 shares of the Company’s common stock. The holders of a majority of the Series B Preferred Stock are entitled to elect up to three (3) directors to the Company’s board of directors and any annual or special meeting and have preferential rights in regard to the election of Series B directors. In all other voting matters, the holders of Series B Preferred Stock are entitled to cast 1,000 votes per share.

In July 2018, the Company issued 75 shares of Series B Preferred Stock to our CEO in exchange for $75,000.

Common Stock

The Company is authorized to issue 200,000,000 shares of $0.0001 par value common stock. All common stock shares have equal voting rights, are non-assessable and have one vote per share. Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they choose to do so, elect all of the directors of the Company, subject to the rights of the preferred stockholders.

On January 3, 2018, prior to the Share Exchange, the Company issued 5,505,200 shares of common stock (on a post-Share Exchange basis) to four officers, valued at $2,342,813, for the conversion of accrued salaries. The difference of $469,997 between the balance of accrued salaries and the fair value of the shares issued was recorded as a capital contribution recorded within additional paid-in capital. The transaction was viewed as being on behalf of the Company in connection with the pending share exchange transaction.

In July 2018, the Company issued 2,030,000 shares of common stock, to an entity commonly controlled by the $500,000 convertible note holder, in exchange for $203,000.

In August 2019, the Company issued 950,000 shares of common stock at the price of $0.10 per share to board members for general compensation for services rendered.

In August 2019, the Company issued 500,000 shares of common stock at the price of $0.10 per share to an investor relations consultant for services rendered.

In August 2019, the Company issued 150,000 shares of common stock at the price of $0.10 per share to a product development consultant for services rendered.

In August 2019, the Company issued 400,000 shares of common stock at the price of $0.10 per share to a marketing consultant for services rendered.

In August 2019, the Company issued 700,000 shares of common stock at the price of $0.10 per share to consultants for general compensation for services rendered. This compensation is included in research and development on the condensed consolidated statement of operations.

On August 30, 2019, the Company issued 171,000 shares of common stock at a price of $0.07 per share to acquire the remaining non-controlling interest in Kannalife Sciences, Inc., bringing our ownership interest from 99.7% to 100%.

On September 26, 2019, the Company issued 1,500,000 shares of common stock at a price of $0.10 per share for the conversion of $123,627 convertible notes payable and $26,373 of related accrued interest.

As of December 31, 2019 and 2018, there were 74,225,141 and 69,854,141 shares of common stock issued and outstanding, respectively.

See Note 10 and 11 for discussion of the conversion of notes payable and accrued interest into common stock.

The Company determined fair value of its shares of common and preferred stock based on the price at which the Company was selling its shares of common and preferred stock to third party investors and based on the conversion price of convertible debt.

Stock Based Compensation

The following table shows share-based compensation expense included in the consolidated statement of operations for the years ended December 31, 2019 and 2018:

	Year Ended December 31,
	2019	2018
Research and Development	$90,000	$—
General and Administrative	$185,878	$10,077

Stock Options

On September 1, 2017, the Company entered into an agreement for consulting services. As compensation the Company granted options to purchase 100,000 shares of common stock at a price of $2.00 per share and are exercisable for five years. The stock option vests in equal monthly installments of 24 months. These options were valued at $20,154 using a Black-Scholes Options Pricing Model. For the years ended December 31, 2019 and 2018, the Company recorded $5,878 and $10,077, respectively, as stock based compensation which is included in the general and administrative expenses in the consolidated statement of operations. The remaining compensation expense outstanding for future periods is $0.

The fair value of the options is estimated using a Black-Scholes Options Pricing Model with the following assumptions:

Market value of common stock on issuance date	$0.40
Exercise price	$2.00
Expected volatility	100%
Expected term (in years)	5
Risk-free interest rate	1.73%
Expected dividend yields	—

On August 14, 2019, the Board authorized the Kannalife, Inc. 2019 Equity Incentive Plan (the “2019 Plan”) in order to facilitate the grant of cash and equity incentives to directors, employees (including our named executive officers) and consultants of our company and certain of its affiliates and to enable our company and certain of its affiliates to obtain and retain services of these individuals, which is essential to our long-term success. Our 2019 Plan allows for the grant of a variety of equity vehicles to provide flexibility in implementing equity awards, including incentive stock options, non-qualified stock options, restricted stock grants, unrestricted stock grants and restricted stock units.

Authorized Shares.    A total of 7,500,000 shares of common stock were authorized under the 2019 Plan.

Warrants

In December 2019, the Company entered into a Securities Purchase Agreement with an investor pursuant to which the Company agreed to sell the investor a $100,000 convertible note bearing interest at 8% per annum (the “Note”). The Company also sold warrants to the investors to purchase up to an aggregate 100,000 shares of common stock at a per share purchase price of one hundred twenty five percent (125%) of the voluntary or involuntary conversion price of the Company’s 8% convertible note. The warrant is fully vested and was fully expensed as of the issuance date with an exercise term of three (3) years. See Note 10 and 12.

The following is a summary of outstanding and exercisable warrants:

	Number of Shares	Weighted Average Exercise Price
Balance at December 31, 2017	—	—
Issued	—	—
Expired	—	—
Balance at December 31, 2018	—	—
Issued	100,000	3.26
Expired	—	—
Balance at December 31, 2019	100,000	3.26

As of December 31, 2019, 100,000 warrants for common stock were exercisable and the intrinsic value of these warrants was $108,750. As of December 31, 2019, the weighted average remaining contractual life was 2.98 years for warrants outstanding.

The Company did not issue any warrants for the year ended December 31, 2018.